Inventories, net	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Inventories, net	Inventories, net
Accounting Policy
Inventory costs are computed on a first-in, first-out basis. Our inventory values are comprised of purchased materials, freight expenses, customs, duties, production labor and variable overhead. The valuation of inventory includes determining which fixed costs should be capitalized into inventory based on the normal capacity of our manufacturing and assembly facilities. During periods when production is below our established normal capacity, abnormal amounts of our fixed overhead costs, freights and wasted materials are not capitalized into inventory but are expensed in Cost of sales as incurred.
Inventory is valued at the lower of cost or net realizable value, based on assumptions about future demand and market conditions. Valuation of inventory also requires us to establish provisions for inventory that is defective, obsolete or in excess. We use our demand forecast to develop manufacturing plans and utilize this information to compare against raw materials, work in progress and finished product levels to determine the amount of defective, obsolete or excess inventory.
Inventories consist of the following:

Year ended December 31 (€, in millions)	2020	2021
Raw materials	2,073.4	2,668.3
Work-in-process	1,805.0	1,749.9
Finished products	1,164.2	1,179.0
Inventories, gross	5,042.6	5,597.2
Inventory reserves	(473.2)	(418.0)
Inventories, net	4,569.4	5,179.2
The increase in inventory in 2021 compared to 2020 is driven by the increased demand from customers, higher costs of our latest technologies and growing install base.
A summary of movements in the inventory reserves is as follows:

Year ended December 31 (€, in millions)	2020	2021
Balance at beginning of year	(494.3)	(473.2)
Additions for the year	(192.4)	(180.7)
Effect of changes in exchange rates	0.8	(6.1)
Utilization of the reserve	212.7	242.0
Balance at end of year	(473.2)	(418.0)
The additions for 2021, 2020 and 2019 are recorded in Cost of sales. The additions for the year mainly relate to inventory items which became obsolete due to technological developments and design changes.